Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (1,554,813)	$ (3,284,755)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	231,217	269,639
Changes in operating assets and liabilities:
Accounts receivable	(1,507,555)	2,318,451
Inventories	279,272	(1,892,889)
Advance to suppliers, net	559,050	(1,057,671)
Other receivable	(4,794,563)	3,555,781
Prepaid expenses and other current assets		787,964
Accounts payable	1,999,735	2,657,313
Taxes payable	(5,575)	(871,160)
Other payable	513,894
Accrued expenses and other current liabilities	(18,870)	78,521
Net cash (used in) provided by operating activities	(4,298,208)	2,561,194
Cash flows from investing activities:
Purchases of property, plant and equipment	(311,028)	(84,333)
Prepayments for construction in progress		(12,447)
Purchase of intangible asset	(11,419)	(35,957)
Purchase of short-term investments	(1,490,203)
Net cash used in investing activities	(1,812,650)	(132,737)
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares		15,000,000
Proceeds from bank loans	3,568,319	691,486
Repayment of bank loans	(3,568,319)	(691,486)
Proceeds from related party borrowings		1,398,355
Repayment of related party borrowings	(149,072)
Net cash (used in) provided by financing activities	(149,072)	16,398,355
Effect of changes of foreign exchange rates on cash	227,635	(1,051,654)
Net (decrease) increase in cash	(6,032,295)	17,775,158
Cash, beginning of period	33,592,025	29,497,693
Cash, end of period	27,559,730	47,272,851
Supplemental disclosure of cash flow information
Cash paid for interest	159,395	150,009
Cash paid for income tax